Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Unproved properties, accumulated depletion, depreciation, amortization, and impairment (in Dollars)	$ 579,963	$ 579,963	$ 0
Convertible notes, net of debt discount	$ 24,187	$ 0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	34,777,500	34,545,000	31,050,000
Common stock, shares outstanding	34,777,500	34,545,000	31,050,000